Income Taxes (Details) - Schedule of federal income tax rates	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Federal Income Tax Rates [Abstract]
U.S. federal statutory rate	21.00%	21.00%	21.00%	21.00%
Effects of:
State taxes, net of federal benefit
Change in warrant liabilities	(0.40%)	(1.10%)	1.40%
Tax return to provision adjustment			(3.60%)
Change in valuation allowance	(26.00%)	(19.90%)	(23.80%)	(21.00%)
Effective rate	(5.40%)		(5.00%)